Putnam High Yield Fund
The fund's portfolio
8/31/21 (Unaudited)

CORPORATE BONDS AND NOTES (84.1%)(a)
		Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,544,025
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,720,000	1,793,100
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		1,685,000	1,743,975
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		4,540,000	4,835,100

			9,916,200
Automotive (1.4%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		2,210,000	2,497,300
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		1,510,000	1,507,619
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		5,580,000	5,886,900
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	624,817
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		2,260,000	2,344,298
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28.		3,420,000	$3,718,908
Volkswagen International Finance NV company guaranty jr. unsec. sub. FRN 4.625%, perpetual maturity (Germany)	EUR	300,000	414,443

			16,994,285
Basic materials (6.5%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$2,482,000	2,674,355
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	4,541,775
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		2,335,000	2,288,300
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,367,760
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		880,000	881,100
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		2,021,000	2,197,838
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,700,000	1,810,500
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		1,055,000	1,083,728
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		2,095,000	2,071,012
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	561,960
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	3,713,588
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		1,270,000	1,344,613
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		925,000	941,188
Constellium SE 144A company guaranty sr. unsec. notes 3.75%, 4/15/29 (France)		1,030,000	1,009,400
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,216,125
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	963,900
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28		465,000	475,463
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,935,000	2,005,144
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,845,000	2,972,956
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)		695,000	749,050
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		1,135,000	1,251,338
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		2,562,000	2,715,720
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,431,000	1,829,791
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		1,874,000	1,915,921
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	1,097,419
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		3,915,000	3,928,937
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		915,000	917,288
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		555,000	596,625
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,790,000	1,790,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		1,265,000	1,315,600
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,800,000	1,881,000
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25		2,420,000	2,485,558
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		730,000	753,725
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,904,515
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		1,100,000	1,105,500
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		465,000	469,232
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,575,000	1,677,375
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		465,000	476,718
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		890,000	896,497
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,695,000	1,666,948
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		1,535,000	1,578,840
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,695,000	2,824,899
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		2,525,000	2,549,745
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		1,695,000	1,718,645
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29		2,345,000	2,561,913
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		1,650,000	1,711,875
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		1,380,000	1,436,925

			79,928,304
Broadcasting (3.6%)
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26		3,465,000	3,525,638
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		4,059,000	2,693,552
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		1,957,000	841,510
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		1,850,000	1,933,250
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		2,250,000	2,270,858
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,864,000	1,873,320
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		1,215,000	1,283,344
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,345,667	4,611,839
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		1,275,000	1,281,707
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		1,459,000	1,444,027
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		1,205,000	1,180,780
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		1,145,000	1,119,238
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,290,000	2,280,153
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		3,580,000	3,655,628
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,340,000	1,467,300
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,740,000	1,774,800
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		3,850,000	4,081,000
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		1,286,000	1,401,740
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,598,720
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		1,150,000	1,166,560
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		1,805,000	1,944,888

			44,429,852
Building materials (1.5%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,473,796
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,100,000	1,090,375
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		1,665,000	1,648,683
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,391,000	1,450,118
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,694,689
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	913,767
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		1,100,000	1,102,453
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		855,000	824,006
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,258,744
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	238,803
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		2,925,000	3,042,000
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,960,000	2,084,950

			18,822,384
Capital goods (6.0%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26		750,000	770,625
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		2,330,000	2,327,088
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		630,000	659,925
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,610,000	1,674,400
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		4,595,000	4,839,362
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		2,030,000	2,069,078
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		1,400,000	1,473,500
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,981,000	3,125,429
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		295,000	307,479
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,387,325
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		840,000	847,207
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		756,000	800,415
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		1,000,000	1,037,500
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,549,169
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	448,610
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		1,215,000	1,281,825
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		2,185,000	2,428,081
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		1,452,000	1,499,190
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		560,000	571,200
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,940,000	3,145,800
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,155,000	1,161,341
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		2,305,000	2,359,744
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		2,480,000	2,647,400
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		3,290,000	3,263,450
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		1,870,000	1,907,400
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		5,290,000	5,428,863
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,865,000	5,938,313
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		1,607,000	1,731,398
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,120,000	1,177,400
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,786,000	1,835,472
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,380,000	1,432,854
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		164,000	167,726
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		2,763,000	2,901,150
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,335,000	2,320,406
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,575,063
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		1,785,000	1,933,387
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		2,478,000	2,525,478
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		1,400,000	1,557,066

			74,107,119
Commercial and consumer services (2.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,972,452
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		575,000	574,948
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		1,050,000	1,054,594
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,100,000	1,101,716
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		1,640,000	1,584,388
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,375,000	2,484,844
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		575,000	591,833
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		2,847,000	3,100,355
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,352,531
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		2,153,000	2,266,571
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,130,000	1,090,399
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	2,326,381
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		2,790,000	3,215,475
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		2,310,000	2,395,978
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		3,055,000	3,177,200

			28,289,665
Communication services (8.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,513,788
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		3,090,000	3,395,138
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		3,720,000	3,687,450
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		2,154,000	2,235,787
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,625,000	1,665,625
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,890,607
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,560,000	1,629,966
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		9,316,000	10,177,730
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		3,565,000	3,772,055
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		1,090,000	1,138,897
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		505,000	519,519
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		2,680,000	2,807,568
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		804,000	817,668
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,895,369
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		1,200,000	1,263,000
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		1,870,000	1,976,029
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		1,250,000	1,229,675
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		3,050,000	3,339,750
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		2,660,000	3,046,897
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29(WIS)		2,228,000	2,216,815
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		2,630,000	2,768,075
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,145,000	1,223,982
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		3,305,000	3,537,011
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Luxembourg) (In default)(NON)		1,000,000	540,000
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		5,526,000	2,956,410
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		704,000	725,824
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		1,694,000	1,746,938
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		1,489,000	1,506,808
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		1,135,000	1,100,950
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		715,000	757,900
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,203,000	5,478,526
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,475,000	3,051,551
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		4,010,000	4,543,130
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		945,000	1,058,797
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		2,755,000	2,830,763
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		786,000	833,702
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		1,135,000	1,149,188
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		3,870,000	4,131,999
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		1,620,000	1,686,825
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		2,080,000	2,142,400
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	2,153,736
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	543,418
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,317,444
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		1,105,000	1,142,117

			104,146,827
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity		270,000	261,900

			261,900
Consumer (0.8%)
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		1,150,000	1,166,135
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		3,787,000	3,957,415
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	1,128,750
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		2,175,000	2,147,269
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		1,460,000	1,514,750

			9,914,319
Consumer staples (6.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		1,475,000	1,466,858
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		1,548,000	1,571,220
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	3,237,050
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	736,594
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		2,745,000	2,906,269
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,187,915
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		3,352,000	3,404,459
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		200,000	220,500
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		710,000	746,210
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		760,000	765,700
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,210,000	2,268,013
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		5,172,000	5,314,023
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		1,710,000	1,804,050
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,185,000	4,194,626
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,185,000	1,267,121
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		875,000	917,125
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		3,640,000	4,513,424
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		2,039,000	2,162,192
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		1,350,000	1,492,059
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,640,000	1,823,848
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		2,275,000	2,340,128
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		861,000	883,601
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		3,317,000	3,488,489
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		476,000	498,610
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	2,224,146
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		1,540,000	1,581,903
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		2,520,000	2,945,250
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		4,420,000	5,480,800
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		1,165,000	1,432,752
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		1,605,000	1,920,920
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		1,293,000	1,439,211
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		3,430,000	3,833,025
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		2,084,000	2,148,917
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		2,788,000	2,867,319
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,113,000	2,234,709
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		2,360,000	2,410,150
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		1,125,000	1,155,746
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		1,080,000	1,192,050

			83,076,982
Energy (oil field) (0.5%)
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,017,000	2,102,723
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,134,844
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		744,000	744,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		1,634,000	1,697,808
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,157,333

			6,836,708
Energy (other) (0.1%)
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		740,000	766,270

			766,270
Entertainment (1.3%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		890,000	954,525
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		1,070,000	1,064,650
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,445,000	2,322,750
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		3,465,000	3,352,388
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		910,000	922,513
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,615,255
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,306,463
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		1,940,000	2,007,900
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		2,265,000	2,420,719

			15,967,163
Financials (8.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		2,690,000	2,797,600
Allstate Corp. (The) unsec. sub. FRB 5.75%, 8/15/53		85,000	92,251
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		4,963,000	7,275,542
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	631,500
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	208,250
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	254,375
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		360,000	536,400
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	1,039,175
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	509,936
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		2,710,000	2,838,725
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		250,000	351,250
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	280,000	343,904
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		$600,000	655,128
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)		310,000	347,510
Banco Santander SA jr. unsec. sub. FRN 7.50%, perpetual maturity (Spain)		600,000	656,250
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	720,000
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,000,000	1,127,500
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	347,600
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	522,675
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	350,325
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		500,000	518,125
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		265,000	298,456
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	715,875
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	340,397
Commerzbank AG FRB Ser. REGS, 7.00%, perpetual maturity (Germany)	EUR	600,000	650,568
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		$310,000	345,263
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		560,000	618,453
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		250,000	271,875
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		800,000	834,000
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,402,726
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	258,463
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		4,830,000	5,311,966
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		870,000	920,025
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,599,000	1,630,980
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,651,388
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		1,150,000	1,101,125
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		820,000	919,306
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		675,000	695,250
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		1,320,000	1,361,250
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (BBA LIBOR USD 3 Month + 2.13%), 2.25%, 2/12/47		550,000	528,011
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		1,145,000	990,425
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	614,061
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,387,000	2,469,590
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	267,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		920,000	937,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,044,000	1,100,115
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,815,000	1,885,241
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,649,900
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	594,675
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	696,339
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	435,706
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,810,000	1,895,975
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		3,007,000	3,191,329
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		2,388,000	2,489,490
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	873,000
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		532,000	540,315
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,061,250
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		1,197,000	1,223,933
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		600,000	607,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	2,264,644
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	307,539
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	694,173
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,419,607
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, 9/1/26		250,000	255,000
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	534,625
Morgan Stanley jr. unsec. sub. FRN 5.875%, perpetual maturity		760,000	873,880
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		1,120,000	1,180,200
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,904,029
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		690,000	707,312
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30		1,160,000	1,162,482
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,273,938
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,367,763
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,295,000	2,507,288
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		2,065,000	2,136,821
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29		585,000	563,063
PennyMac Mortgage Investment Trust FRN (BBA LIBOR USD 3 Month + 0.00%), 8.125%, perpetual maturity(R)		4,000	105,280
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		3,520,000	3,494,374
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,975,414
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	547,827
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	695,463
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,865,000	1,934,938
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		570,000	617,534
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		3,010,000	3,152,975
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 2.188%, perpetual maturity (Netherlands)	EUR	220,000	367,892
Swiss Re Finance Luxembourg SA 144A company guaranty unsec. sub. FRB 5.00%, 4/2/49 (Luxembourg)		$400,000	459,399
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	615,743
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	584,482
UniCredit SpA jr. unsec. sub. FRN 8.00%, perpetual maturity (Italy)		460,000	508,300
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		1,952,000	1,991,626
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		470,000	528,750

			105,235,353
Gaming and lottery (2.5%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		1,105,000	1,139,531
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		2,250,000	2,323,643
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		1,060,000	1,149,888
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		3,600,000	3,805,020
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,480,000	4,530,400
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,890,000	2,991,150
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		690,000	699,005
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,957,106
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,110,289
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,250,000	2,283,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,998,000	3,147,900
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,760,000	2,870,400
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		665,000	706,563

			30,714,645
Health care (7.4%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	3,011,018
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,780,000	2,988,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		2,090,000	2,152,700
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		1,045,000	1,083,001
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,645,000	1,632,663
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		3,690,000	3,773,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		910,000	849,740
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,885,463
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,025,000	1,062,382
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		4,840,000	5,311,900
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	2,372,163
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,015,000	1,046,719
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,193,552
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	239,344
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		905,000	954,775
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,661,516
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		2,345,000	2,435,869
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		2,265,000	2,380,804
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		3,850,000	4,506,849
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		699,000	686,768
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		963,000	601,875
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		905,000	891,425
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		1,065,000	1,098,281
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		2,325,000	2,682,004
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		2,005,000	2,151,400
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		3,987,000	4,131,529
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		3,291,000	3,356,820
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		3,480,000	3,590,317
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		985,000	1,033,226
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		531,000	562,860
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		2,610,000	2,668,595
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,500,345
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,862,395
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,150,000	1,191,377
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		574,000	581,893
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		4,410,000	4,641,525
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		4,390,000	4,553,747
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		2,750,000	2,809,923
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	1,043,051
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		4,505,000	5,090,650
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,240,000	1,298,640

			90,570,629
Homebuilding (0.8%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		2,300,000	2,331,625
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		3,070,000	3,200,475
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		2,045,000	2,140,195
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		455,000	497,761
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		1,070,000	1,206,425

			9,376,481
Industrial (0.1%)
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/15/29		1,697,000	1,720,130

			1,720,130
Leisure (0.4%)
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		4,900,000	4,764,074

			4,764,074
Lodging/Tourism (0.7%)
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		2,138,000	2,298,350
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		2,545,000	2,640,208
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23		425,000	449,969
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,678,392

			8,066,919
Media (0.7%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		3,180,000	3,246,939
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,664,000	1,705,600
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,730,000	1,818,663
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		1,220,000	1,208,898
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		1,220,000	1,205,314

			9,185,414
Oil and gas (10.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,404,094
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		650,000	736,125
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		750,000	825,000
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		650,000	661,330
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,375,050
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		310,000	338,785
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		795,000	860,357
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	3,450,610
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		1,580,000	1,587,663
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	540,142
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		2,760,000	2,663,400
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		1,160,000	1,247,000
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,320,000	1,270,500
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,620,000	1,555,929
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		2,495,000	2,351,538
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		3,345,000	3,520,613
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		691,000	715,185
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,305,000	2,311,200
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		852,000	894,174
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		1,680,000	1,890,000
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		2,006,000	2,251,735
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		225,000	234,563
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,638,000	3,215,063
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		1,990,000	2,044,098
DCP Midstream LP jr. unsec. sub. FRN 7.375%, perpetual maturity		226,000	218,090
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	677,100
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	77,088
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		3,143,000	3,913,035
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,665,000	2,394,232
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		1,170,000	1,661,400
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		917,000	1,146,543
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27		1,266,000	1,346,910
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		920,000	949,900
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		690,000	707,250
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		2,824,000	2,834,279
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		4,340,000	4,567,850
EnLink Midstream Partners LP jr. unsec. sub. FRN 6.00%, perpetual maturity		500,000	375,250
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		2,970,000	3,103,650
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		1,280,000	1,663,066
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		225,000	255,897
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		335,000	347,522
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,115,588
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	916,313
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		4,025,000	4,179,439
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31		570,000	585,675
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29		570,000	578,550
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		3,104,000	3,167,011
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29		4,030,000	4,160,975
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29		2,515,000	2,565,300
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)		285,000	292,125
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,818,000	1,877,085
MPLX LP jr. unsec. sub. FRN 6.875%, perpetual maturity		260,000	265,525
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		985,000	916,050
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		1,673,000	1,748,285
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,195,094
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		1,465,000	1,827,588
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		580,000	701,336
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		2,919,000	3,481,229
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		3,823,000	4,778,750
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		475,000	631,326
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	2,277,845
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	672,905
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		855,000	1,165,217
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		2,090,000	2,016,850
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,250,000	3,315,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		520,000	523,034
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		1,590,000	1,669,500
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	994,950
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	979,875
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,980,000	1,989,643
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		925,000	1,031,375
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,305,000	2,397,730
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25		565,000	607,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		2,000,000	2,034,240
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,529,000	2,547,968
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		705,000	792,561
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		1,290,000	1,396,709
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		665,000	733,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,000,000	1,050,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	355,200
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,007,680	997,603
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,692,000	1,637,010
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,935,000	1,949,280
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	1,012,189

			133,313,682
Publishing (1.1%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,730,000	2,805,075
Mav Acquisition Corp. 144A sr. notes 5.75%, 8/1/28		2,315,000	2,306,319
Mav Acquisition Corp. 144A sr. unsec. notes 8.00%, 8/1/29		2,355,000	2,313,788
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		1,827,000	1,895,513
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		1,110,000	1,193,250
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		2,875,000	2,956,219

			13,470,164
Retail (0.9%)
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,511,071
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		2,557,000	2,969,316
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		480,000	621,000
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,030,000	1,187,075
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		1,180,000	1,228,675
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		1,815,000	1,994,231
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		1,395,000	1,395,000

			10,906,368
Technology (4.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		2,515,000	2,559,013
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		865,000	879,056
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		335,000	345,764
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		1,584,000	1,661,220
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		1,755,000	1,776,938
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,311,301
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		1,820,000	1,909,162
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26		840,000	884,100
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		2,425,000	2,501,315
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,005,000	1,054,446
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,654,000	1,743,647
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		2,054,000	2,071,254
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26		2,508,000	2,995,314
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		563,000	574,964
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		2,405,000	2,456,106
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		1,065,000	1,170,169
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		3,927,000	4,064,445
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		2,347,000	2,474,538
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,675,000	1,764,529
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	1,150,527
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		3,000,000	2,872,080
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		1,827,000	1,945,390
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		4,050,000	3,796,875
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		935,000	986,238
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,705,000	1,722,050
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		1,200,000	1,254,000
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,270,000	2,343,094
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,265,000	1,413,638
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		3,605,000	3,632,939

			55,314,112
Textiles (0.6%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		935,000	981,965
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,260,394
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,297,606
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		2,705,000	2,786,150

			7,326,115
Toys (0.2%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,695,000	1,779,411
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		460,000	477,839

			2,257,250
Transportation (1.4%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		235,000	236,175
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,435,096
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		2,255,000	2,376,770
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		3,295,000	3,673,914
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	923,375
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	923,286
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		6,255,000	6,692,850

			17,261,466
Utilities and power (3.2%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	1,090,296
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	951,080
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		890,000	922,627
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,223,000	1,261,219
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,445,350
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		455,000	462,963
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		225,000	225,726
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity		330,000	348,975
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		4,677,000	6,249,351
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	342,400
Duke Energy Corp. jr. unsec. sub. FRN 4.875%, perpetual maturity		330,000	352,110
Electricite De France SA 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)		240,000	257,935
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	533,963
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		320,000	354,455
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,451,000	6,209,088
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	205,056
Energy Transfer LP jr. unsec. sub. FRN 6.25%, perpetual maturity		330,000	293,700
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	527,791
NiSource, Inc. jr. unsec. sub. FRN 5.65%, perpetual maturity		500,000	522,500
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		416,000	431,484
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		3,470,000	3,518,407
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		983,000	1,067,243
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		2,215,000	2,248,623
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		600,000	618,031
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	511,300
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		1,345,000	40
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,384,942
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,692,495
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,483,768

			39,512,918

Total corporate bonds and notes (cost $995,125,339)			$1,032,453,698

SENIOR LOANS (8.2%)(a)(c)
	Principal amount	Value
Basic materials (1.5%)
ACProducts Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.75%, 5/17/28	$495,000	$494,485
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	1,325,000	1,319,117
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	3,732,645	3,715,251
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.085%, 9/6/24	1,821,170	1,809,023
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.552%, 4/30/28	160,000	160,000
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	1,481,288	1,478,977
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	2,192,921	2,195,268
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.585%, 6/26/26	1,537,364	1,532,245
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.085%, 6/26/25	3,933,009	3,927,385
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.838%, 10/1/25	1,499,118	1,480,919
TMS International Corp./DE bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	686,550	683,117

		18,795,787
Capital goods (0.9%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.585%, 4/1/28	1,705,000	1,700,379
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.336%, 4/3/24	2,138,449	2,080,989
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.335%, 4/30/26	1,453,847	1,436,880
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	1,295,213	1,295,213
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	1,458,339	1,425,672
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27(WIS)	1,135,000	1,133,422
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.846%, 3/2/27	2,325,891	2,309,912

		11,382,467
Communication services (0.4%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.335%, 1/30/29	1,390,000	1,382,188
Asurion, LLC bank term loan FRN Ser. B9, (1 Month US LIBOR + 3.25%), 3.339%, 7/31/27	925,000	906,306
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.121%, 7/22/27	2,330,000	2,328,672

		4,617,166
Consumer cyclicals (1.8%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 4/22/26(WIS)	2,151,508	1,914,390
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	1,721,988	1,722,263
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.628%, 8/21/26	3,163,650	3,086,805
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	1,277,053	1,271,472
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,063,729	2,059,003
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	635,000	685,800
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	1,399,813	1,393,163
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.085%, 5/1/26	873,791	865,603
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	2,865,000	2,863,224
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,915,000	1,650,098
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	1,308,564	1,255,816
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.585%, 12/17/26	1,906,072	1,893,854
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,220,490	1,217,438

		21,878,929
Consumer staples (0.3%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	3,250,305	3,204,704
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	810,925	809,911

		4,014,615
Energy (0.5%)
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	2,740,000	2,718,162
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	2,726,500	2,760,581

		5,478,743
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	1,280,566	1,278,863

		1,278,863
Health care (1.2%)
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	4,397,900	4,413,469
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	2,552,000	2,552,000
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	2,655,000	2,659,434
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.091%, 6/30/25	1,959,161	1,956,300
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	3,402,847	3,399,308

		14,980,511
Technology (1.2%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	3,149,175	3,117,683
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	1,145,000	1,176,488
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,841,088	1,838,215
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	1,686,525	1,689,342
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	2,640,000	2,636,832
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	1,155,000	1,131,611
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	785,000	796,288
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	2,436,618	2,436,618

		14,823,077
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	1,055,000	1,085,658
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	2,224,425	2,226,694

		3,312,352

Total senior loans (cost $100,123,374)		$100,562,510

CONVERTIBLE BONDS AND NOTES (1.3%)(a)
	Principal amount	Value
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	$90,000	$102,656
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	70,000	105,208
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	70,000	75,725
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	120,000	135,150
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	1,313,000	1,369,595
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	50,000	56,491
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	100,000	104,486
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Israel)	1,504,000	1,678,234
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	1,050,000	1,009,052
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	60,000	60,563
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	1,081,000	2,524,784
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	887,000	1,338,434
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	2,830,000	2,354,277
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	110,000	143,734
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	1,814,000	2,071,974
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	120,000	192,516
Redfin Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/27	100,000	88,428
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	100,000	96,813
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 4.25%, 6/15/23	70,000	94,237
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	80,000	102,000
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25, (Canada)	60,000	79,254
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	1,031,000	1,027,779
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	90,000	111,173
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	100,000	105,902
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	1,009,000	838,316
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	80,000	75,598
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25, (Israel)	30,000	29,829
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	70,000	92,268
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	100,000	99,923

Total convertible bonds and notes (cost $14,589,786)		$16,164,399

COMMON STOCKS (1.2%)(a)
	Shares	Value
Altice USA, Inc. Class A(NON)	54,455	$1,494,245
General Motors Co.(NON)	23,615	1,157,371
iHeartMedia, Inc. Class A(NON)	72,259	1,797,804
MWO Holdings, LLC (Units)(F)	918	2,341
Oasis Petroleum, Inc.	40,642	3,519,191
Ortho Clinical Diagnostics Holdings PLC(NON)	90,637	1,852,620
PulteGroup, Inc.	38,090	2,051,527
Sirius XM Holdings, Inc.	301,180	1,888,399
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	135,967
Tribune Media Co. Class 1C	297,958	29,796
Vistra Corp.	66,795	1,275,117

Total common stocks (cost $13,724,697)		$15,204,378

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	6,945	$1,191,762
Becton Dickinson and Co. $3.00 cv. pfd.	2,500	136,625
Broadcom, Inc. 8.00% cv. pfd.	1,800	2,840,851
Danaher Corp. 5.00% cv. pfd.	110	188,870
Danaher Corp. 4.75% cv. pfd.	1,715	3,724,664
DTE Energy Co. $3.13 cv. pfd.	2,100	108,654
Elanco Animal Health, Inc. $2.50 cv. pfd.	1,800	91,692
KKR & Co., Inc. $3.00 cv. pfd.	35,758	2,919,283
PG&E Corp. $5.50 cv. pfd.	19,455	1,783,051
Southern Co. (The) $3.38 cv. pfd.	2,000	105,620
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	150	178,623

Total convertible preferred stocks (cost $10,422,077)		$13,269,695

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Clarivate PLC $5.25 cv. pfd. (United Kingdom)(NON)	11,895	$1,137,043

Total preferred stocks (cost $1,155,826)		$1,137,043

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	868	$43

Total warrants (cost $43)				$43

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	32,511,499	$32,511,499

Total short-term investments (cost $32,511,499)		$32,511,499
TOTAL INVESTMENTS

Total investments (cost $1,167,652,641)		$1,211,303,265

	FORWARD CURRENCY CONTRACTS at 8/31/21 (aggregate face value $1,144,284) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	9/15/21	$1,106,756	$1,144,284	$37,528

	Unrealized appreciation						37,528

	Unrealized (depreciation)						—

	Total						$37,528
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
CVR	Contingent Value Rights
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,227,164,524.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
Short-term investments
	Putnam Short Term Investment Fund*	81,311,927	302,531,957	351,332,385	34,906	32,511,499

	Total Short-term investments	$81,311,927	$302,531,957	$351,332,385	$34,906	$32,511,499
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to, for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,494,245	$—	$—
Consumer cyclicals	6,895,101	29,796	—
Energy	3,519,191	—	2,341
Health care	1,852,620	—	—
Utilities and power	1,275,117	135,967	—

Total common stocks	15,036,274	165,763	2,341
Convertible bonds and notes	—	16,164,399	—
Convertible preferred stocks	4,838,176	8,431,519	—
Corporate bonds and notes	105,280	1,032,348,378	40
Preferred stocks	1,137,043	—	—
Senior loans	—	100,562,510	—
Warrants	—	—	43
Short-term investments	—	32,511,499	—

Totals by level	$21,116,773	$1,190,184,068	$2,424
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$37,528	$—

Totals by level	$—	$37,528	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$4,700,000
Warrants (number of warrants)	75,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com